401(k) Plan	12 Months Ended
Dec. 31, 2013
401(k) Plan [Abstract]
401(k) Plan

Note 15—401(k) Plan

The company has a 401(k) defined contribution plan covering all eligible employees. There are no age or service requirements. Beginning in 2013, the company has elected to provide a safe harbor matching contribution of 100% of the first 1% of contributions made by the employee and 50% of the next 5% of contributions. The company had expense of $296 thousand and $163 thousand for the years ended December 31, 2013 and 2012, respectively, for plan matching contributions.